NUVEEN CORE PLUS BOND FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

Class B shares of Nuveen Core Plus Bond Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FINCABP-1013P

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Class B shares of Nuveen Small Cap Growth Opportunities Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCOABP-1013P

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

The following is added as the second sentence of the section entitled “General Information—Net Asset Value”:

The Funds’ latest net asset value per share is available on the Funds’ website at www.nuveen.com.

The paragraph in the section entitled “General Information—Fund Service Providers” is deleted in its entirety and replaced with the following paragraph:

The custodian of the assets of the Funds other than Nuveen International Fund and Nuveen International Select Fund is U.S. Bank National Association (“USB”), 60 Livingston Avenue, St. Paul, MN 55101. The custodian of the assets of Nuveen International Fund and Nuveen International Select Fund is State Street Bank and Trust Company, 2 Avenue de Lafayette, LCC/5 Boston, MA 02111. The Funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc. (“BFDS”), 2000 Crown Colony Drive, Quincy, MA 02169, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts. U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street Milwaukee, WI 53202, provides certain accounting services to the Funds other than Nuveen International Fund and Nuveen International Select Fund. USB, BFDS and USBFS maintain certain books and records of the Nuveen Tactical Market Opportunities Fund at their respective locations.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TMOP-1013P